Nature of business and summary of significant accounting policies, Commitments and contingencies (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Taxes Payable [Abstract]
Sales and Excise Tax Payable	$ 1.2	$ 0.0
Previously Reported [Member]
Taxes Payable [Abstract]
Sales and Excise Tax Payable		$ 0.7